PROPERTY AND EQUIPMENT - Schedule of Reconciliation of Carrying Amount (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost
Balance		$ 1,181,723
Carrying amounts
Carrying amounts	$ 527,092	326,756
Cleaning Machinery [Member]
Cost
Balance		753,803
Computers-hardware & software [Member]
Cost
Balance		289,271
Furniture and fittings [Member]
Cost
Balance		47,481
Renovation [Member]
Cost
Balance		78,475
Office equipment [Member]
Cost
Balance		12,693
Cost [Member]
Cost
Balance	1,604,193	1,550,344
Additions	379,227	101,245
Effect of movements in exchange rates	98,912	(47,396)
Business combination	142,234
Disposal	(299,682)
Balance	1,924,884	1,604,193
Cost [Member] | Cleaning Machinery [Member]
Cost
Balance	1,092,520	1,087,463
Additions	232,103	38,394
Effect of movements in exchange rates	68,721	(33,337)
Business combination	0
Disposal	0
Balance	1,393,344	1,092,520
Cost [Member] | Computers-hardware & software [Member]
Cost
Balance	318,364	324,232
Additions	144,567	3,940
Effect of movements in exchange rates	19,213	(9,808)
Business combination	17,180
Disposal	(142,662)
Balance	356,662	318,364
Cost [Member] | Furniture and fittings [Member]
Cost
Balance	46,025	47,481
Additions	0	0
Effect of movements in exchange rates	1,975	(1,456)
Business combination	2,820
Disposal	(47,953)
Balance	2,867	46,025
Cost [Member] | Renovation [Member]
Cost
Balance	129,687	78,475
Additions	2,557	53,618
Effect of movements in exchange rates	6,708	(2,406)
Business combination	36,603
Disposal	(98,097)
Balance	77,458	129,687
Cost [Member] | Office equipment [Member]
Cost
Balance	17,597	12,693
Additions	0	5,293
Effect of movements in exchange rates	2,295	(389)
Business combination	85,631
Disposal	(10,970)
Balance	94,553	17,597
Accumulated Depreciation [Member]
Cost
Balance	1,277,437
Additions	238,862	134,308
Effect of movements in exchange rates	76,539	(38,594)
Business combination	92,075
Disposal	(287,121)
Balance	1,397,792	1,277,437
Carrying amounts
Carrying amounts	527,092	326,756
Accumulated Depreciation [Member] | Cleaning Machinery [Member]
Cost
Balance	834,228
Additions	134,290	105,259
Effect of movements in exchange rates	51,754	(24,834)
Business combination	0
Disposal	0
Balance	1,020,272	834,228
Carrying amounts
Carrying amounts	373,072	258,292
Accumulated Depreciation [Member] | Computers-hardware & software [Member]
Cost
Balance	296,922
Additions	89,611	16,962
Effect of movements in exchange rates	16,878	(9,311)
Business combination	8,800
Disposal	(142,662)
Balance	269,549	296,922
Carrying amounts
Carrying amounts	87,113	21,442
Accumulated Depreciation [Member] | Furniture and fittings [Member]
Cost
Balance	46,025
Additions	0	0
Effect of movements in exchange rates	1,943	(1,456)
Business combination	902
Disposal	(47,953)
Balance	917	46,025
Carrying amounts
Carrying amounts	1,950	0
Accumulated Depreciation [Member] | Renovation [Member]
Cost
Balance	87,812
Additions	13,122	11,938
Effect of movements in exchange rates	4,474	(2,601)
Business combination	28,417
Disposal	(85,536)
Balance	48,289	87,812
Carrying amounts
Carrying amounts	29,169	41,875
Accumulated Depreciation [Member] | Office equipment [Member]
Cost
Balance	12,450
Additions	1,839	149
Effect of movements in exchange rates	1,490	(392)
Business combination	53,956
Disposal	(10,970)
Balance	58,765	12,450
Carrying amounts
Carrying amounts	$ 35,788	$ 5,147